Investment in Master Trust (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net investment income	$ 341,595,000
Plan interest in Master Trust investment income	339,803,000
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	3,898,047,000	$ 3,494,890,000
Total Investments	4,010,505,000	3,623,132,000
Interest and dividend income	51,569,000
Net appreciation in the fair value of investments	578,141,000
Net investment income	629,710,000
Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	2,078,171,000	1,871,271,000
Total Investments	2,154,715,000	1,956,938,000
WEC common stock | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	589,643,827	0
WEC common stock | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	328,687,000	0
WEC common stock fund | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	0	577,106,000
WEC common stock fund | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	0	324,385,000
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	387,841,000	1,346,121,000
Mutual funds | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	186,546,000	668,654,000
Common collective trust funds | Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	2,920,562,000	1,571,663,000
Common collective trust funds | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	1,562,938,000	878,232,000
Blended Rate Income Fund, at contract value | Master Trust
EBP, Master Trust [Line Items]
Investments at contract value	112,458,000	128,242,000
Blended Rate Income Fund, at contract value | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at contract value	$ 76,544,000	$ 85,667,000